Bank Borrowings (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Bank Borrowings [Abstract]
Schedule of bank borrowings

Changes in bank borrowings are as follows:

	Three Months Ended March 31,
	2021	2022
Beginning balance	$12,184	$13,301
Proceeds from bank borrowings	13,445	—
Repayments of principal	(12,265)	—
Exchange difference	(208)	34
Ending balance	$13,156	$13,335

	Year Ended December 31,
	2019	2020	2021
Beginning balance	$66,267	$11,922	$12,184
Proceeds from bank borrowings	17,735	17,308	38,926
Repayments of principal	(71,674)	(17,815)	(37,568)
Exchange difference	(406)	769	(241)
Ending balance	$11,922	$12,184	$13,301

Schedule of banking facilities and aggregate carrying amount
	December 31, 2021	March 31, 2022
Buildings	$31,361	$31,055
Machinery and equipment	7,376	6,559
Land use rights	4,470	4,466
Total	$43,207	$42,080

	December 31, 2020	December 31, 2021
Buildings	$22,732	$31,361
Machinery and equipment	19,297	7,376
Land use rights	2,789	4,470
Total	$44,818	$43,207